UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05488
                                                     ---------------------

                       Nuveen Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
    April 30, 2008

                        Nuveen Investments
                        MUNICIPAL CLOSED-END FUNDS

Photo of: Small child

                                                            NUVEEN MUNICIPAL
                                                            VALUE FUND, INC.
                                                            NUV

                                                            NUVEEN MUNICIPAL
                                                            INCOME FUND, INC.
                                                            NMI


IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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    OR

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    If you receive your Nuveen Fund dividends
    and statements directly from Nuveen.

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger


Timothy R. Schwertfeger

Chairman of the Board

It is with a variety of emotions that I write my last letter to Nuveen Fund shareholders. For a dozen years, it has been my privilege to communicate periodically with you through these annual and semi-annual reports about the performance and uses of your Fund. Over that time, I've tried to emphasize the central role that quality municipal bonds can play in creating attractive opportunities for current tax-free income, long-term return and portfolio diversification. I firmly believe that all our Fund shareholders, working in conjunction with a trusted financial advisor, have the potential to reach their financial objectives by using Nuveen Funds as a core component of a well-balanced portfolio.

As I noted in your Fund's last shareholder report, Nuveen Investments was acquired in November 2007 by a group led by Madison Dearborn Partners, LLC. While this event had no impact on the investment objectives, portfolio management strategies or dividend policies of your Fund, it did provide a convenient point to begin implementing a long-planned transition in the senior management team at Nuveen. As a part of this process, I will be leaving the Board of the Nuveen Funds on June 30, 2008.

In addition, Nuveen and your Fund's Board determined that Fund shareholders would be best served by having an independent director serve as the new chairman of the Fund Board. Therefore, I am very excited and pleased to report that I will be succeeded as chairman of your Nuveen Fund Board by Robert Bremner. A member of the Board since 1997, Bob is a management consultant and private investor not affiliated with Nuveen. Over the years, he has played a critical role on the Fund Board, most recently as the lead independent director, and I know Bob and the other Board members are determined to maintain the standards and commitment to quality that you have come to expect from your Nuveen investment.

Please take the time to review the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of Bob Bremner and the other members of your Fund's Board, let me say we look forward to continuing to earn your trust in the months and years ahead.


Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
June 16, 2008

Portfolio Managers' COMMENTS

Nuveen Investments Municipal Closed-End Funds  |  NUV, NMI


Portfolio managers Tom Spalding, John Miller, and Johnathan Wilhelm review key investment strategies and the six-month performance of NUV and NMI. With 31 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987. John, who has 15 years of municipal market experience, including 12 years with Nuveen, assumed portfolio management responsibility for NMI in 2001. In December 2007, Johnathan, who came to Nuveen in 2001 with 18 years of industry experience, joined John as co-portfolio manager of NMI.

WHAT KEY STRATEGIES WERE USED TO MANAGE NUV AND NMI DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2008?

During this six-month period, the municipal market experienced a great deal of vola tility, as issues related to the sub-prime mortgage industry had an indirect, but important, influence on the municipal market's performance. Other major factors influencing the municipal market included tighter liquidity stemming from problems in the credit markets, a flight to quality driven by dislocations in the financial markets, and continued uncertainty about municipal bond insurers. We sought to capitalize on this turbulent environment by continuing to focus on relative value, using a fundamental approach to find undervalued sectors and individual credits with the potential to perform well over the long term.

As the market discounted bonds that were out of favor, such as those with lower credit quality and higher yields, we took advantage of opportunities that we considered overlooked and undervalued to selectively add these types of bonds to our portfolios, especially bonds rated BBB. In addition, we believed that the steepening municipal yield curve began to offer better reward opportunities for purchases made further out on the curve. As a result, many of the additions to our portfolios emphasized longer maturities. Among the credits we added to the Funds were uninsured health care bonds, marking the first time in a while that we found bonds in this sector at attractive levels relative to their credit quality. NUV also purchased zero coupon bonds, which we believed offered good long-term potential at discounted prices. In NMI, we added Ohio bonds issued by the Buckeye Tobacco Settlement Financing Authority as well as non-rated bonds issued for the Tolomato (Florida) community development district (CDD).




Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

Although the market for these CDD, or land-secured, offerings was under pressure due to the housing market slowdown, we used a bottom-up approach to find the strongest credits at attractive prices, adding both yield and price appreciation potential to our portfolio.

To generate cash for purchases, we selectively sold some holdings with shorter durations,1 including pre-refunded bonds,2 at attractive prices resulting from high demand. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profiles. In NMI, the majority of our new purchases were funded with cash generated by bond calls.

As mentioned earlier, over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined and longer rates rose. In this environment, we continued to emphasize a disciplined approach to duration management. As part of this strategy, we use inverse floating rate securities,3 a type of derivative financial instrument, in both NUV and NMI. Inverse floaters typically provide the dual benefit of bringing the durations of the Funds closer to our strategic target and enhancing their income-generation capabilities.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 4/30/08

                            Six-Month       1-Year       5-Year      10-Year

NUV                            -0.95%       -0.60%        4.75%        5.00%
NMI                            -0.15%        0.06%        4.88%        4.29%

Lipper General and
Insured Unleveraged
Municipal Debt
Funds Average(4)               -0.70%       -0.40%        4.39%        4.59%

Lehman Brothers
Municipal
Bond Index(5)                   1.47%        2.79%        4.03%        5.16%



*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

(3) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

(4) The Lipper General and Insured Unleveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six months, 8; 1 year, 8; 5 years, 7; and 10 years,
     7. Fund and Lipper returns assume reinvestment of dividends.

(5) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

For the six months ended April 30, 2008, the cumulative returns on net asset value (NAV) for NUV and NMI underperformed the return on the Lehman Brothers Municipal Bond Index. The six-month return for NMI outperformed the return for the Lipper General and Insured Unleveraged Municipal Debt Funds Average, while NUV trailed this average.

Key factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, credit exposure and sector allocations, and holdings of bonds backed by certain municipal bond insurers.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities of eight years or less, especially those maturing in two to six years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. As previously noted, one of our strategies during this period focused on adding longer maturity bonds to our portfolios as the yield curve steepened, based on our belief that these bonds offer good long-term potential. This purchase activity helped to extend the Funds' durations, which generally had a negative impact on performance. However, despite extending its duration, NMI remained short of our strategic duration target, which meant that its duration positioning was more beneficial during this period.

As mentioned earlier, both NUV and NMI used inverse floaters as part of our duration management strategies. These inverse floaters negatively impacted performance due to the fact that they effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

Generally, bonds rated BBB or below posted poor returns. The underperformance of the lower credit quality sectors was largely the result of risk-averse investors' flight to quality as disruptions in the financial and housing markets deepened. As of April 30, 2008, NUV had allocated approximately 14% of its portfolio to bonds rated BBB and 2% to non-rated bonds. NMI had heavier exposure to these two categories, with 30% allocated to BBB rated bonds and 11% to non-rated bonds. Both Funds had allocated

7% to subinvestment-grade bonds (those rated BB or lower). The Funds' weightings in these credit quality sectors were higher than those of the Lehman Brothers Municipal Bond Index and the negative impact of this greater exposure to credit risk accounted for some of the performance differential between these Funds and the index.

In general, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole and especially the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. The housing sector also performed poorly, as did bonds backed by the 1998 master tobacco settlement agreement. Among the worst performers in the market were zero coupon bonds, which have longer durations and greater exposure to interest rate risk. The performance of NUV, which had a large position in zero coupon bonds going into this period, was adversely affected by these holdings.

Sectors of the market that generally contributed positively to the Funds' performance included general obligation bonds, water and sewer, electric utilities and special tax issues. Pre-refunded bonds performed exceptionally well, due primarily to their shorter effective maturities and higher credit quality. Of these two Funds, NUV had a significantly heavier weighting of bonds that had been advance refunded. NMI continued to see positive contributions from advance refunding activity, which benefited the Fund through price appreciation and enhanced credit quality. Some of the larger advance refundings included bonds issued by California's Golden State Tobacco Securitization Corporation.

Another factor that had an impact on the performance of these Funds was their position in bonds backed by certain municipal insurers. As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these companies declined, detracting from the performance of the Funds. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES AND FUND POLICY CHANGES

The portfolios of investments reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on "negative credit watch" and one or more rating agencies have placed each of these insurers on "negative outlook", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear'' and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the "maximum rate'' applicable to failed auctions as calculated in accordance with the pre-established terms of the auction preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to refund the auction preferred shares, and have made progress in these efforts, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Dividend and Share Price
                 INFORMATION


The dividends of NUV and NMI remained stable throughout the six-month reporting period ended April 30, 2008.

Due to capital gains generated by normal portfolio activity, common shareholders of NUV received a long-term capital gains distribution of $0.0283 per share and an ordinary income distribution of $0.0017 per share at the end of December 2007.

Both NUV and NMI seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2008, NUV and NMI had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

As of April 30, 2008, NUV was trading at a premium of 2.25% to its NAV, and NMI was trading at a share price equal to its NAV. For the six months ended April 30, 2008, the average discounts for NUV and NMI were -2.64% and -1.35%, respectively.

NUV
Performance
OVERVIEW

Nuveen Municipal
Value Fund, Inc.
               as of April 30, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)

AAA/U.S. Guaranteed            52%
AA                             14%
A                              11%
BBB                            14%
BB or Lower                     7%
N/R                             2%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share(3)
May                          0.039
Jun                          0.039
Jul                          0.039
Aug                          0.039
Sep                          0.039
Oct                          0.039
Nov                          0.039
Dec                          0.039
Jan                          0.039
Feb                          0.039
Mar                          0.039
Apr                          0.039

Line Chart:
Share Price Performance -- Weekly Closing Price
5/01/07                      10.26
                             10.25
                             10.21
                             10.21
                             10.14
                             10.16
                              9.88
                              9.85
                              9.67
                              9.79
                              9.84
                              9.68
                              9.73
                              9.7
                              9.9
                              9.66
                              9.57
                              9.9
                              9.99
                              9.94
                              9.73
                              9.54
                              9.63
                              9.65
                              9.59
                              9.63
                              9.22
                              9.2
                              9.22
                              9.33
                              9.63
                              9.56
                              9.56
                              9.26
                              9.2
                              9.25
                              9.65
                              9.77
                              9.47
                              9.75
                              9.89
                              9.83
                              9.65
                              9.69
                              9.4501
                              9.78
                              9.7
                              9.7
                              9.81
                              9.85
                              9.85
                              9.97
                              9.97
4/30/08                       9.98

FUND SNAPSHOT
------------------------------------
Share Price                    $9.98
------------------------------------
Net Asset Value                $9.76
------------------------------------
Premium/(Discount) to NAV      2.25%
------------------------------------
Market Yield                   4.69%
------------------------------------
Taxable-Equivalent Yield(2)    6.51%
------------------------------------
Net Assets ($000)         $1,905,802
------------------------------------
Average Effective Maturity
on Securities (Years)          17.17
------------------------------------
Modified Duration               7.83
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/17/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.09%        -0.95%
------------------------------------
1-Year          2.98%        -0.60%
------------------------------------
5-Year          7.13%         4.75%
------------------------------------
10-Year         6.32%         5.00%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       11.6%
------------------------------------
California                     11.3%
------------------------------------
New York                        9.2%
------------------------------------
Texas                           5.9%
------------------------------------
New Jersey                      5.4%
------------------------------------
Colorado                        4.0%
------------------------------------
Massachusetts                   3.8%
------------------------------------
Michigan                        3.6%
------------------------------------
Indiana                         3.6%
------------------------------------
Florida                         3.5%
------------------------------------
Washington                      3.3%
------------------------------------
Missouri                        2.9%
------------------------------------
South Carolina                  2.7%
------------------------------------
Louisiana                       2.5%
------------------------------------
Puerto Rico                     2.5%
------------------------------------
Nevada                          2.2%
------------------------------------
District of Columbia            2.1%
------------------------------------
Other                          19.9%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                25.7%
------------------------------------
Tax Obligation/Limited         16.5%
------------------------------------
Health Care                    14.4%
------------------------------------
Transportation                 12.1%
------------------------------------
Tax Obligation/General          8.8%
------------------------------------
Utilities                       6.1%
------------------------------------
Consumer Staples                5.7%
------------------------------------
Other                          10.7%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.030 per share.

NMI
Performance
OVERVIEW

Nuveen Municipal
Income Fund, Inc.
               as of April 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)

AAA/U.S. Guaranteed            31%
AA                              9%
A                              12%
BBB                            30%
BB or Lower                     7%
N/R                            11%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share
May                          0.042
Jun                          0.042
Jul                          0.042
Aug                          0.042
Sep                          0.042
Oct                          0.042
Nov                          0.042
Dec                          0.042
Jan                          0.042
Feb                          0.042
Mar                          0.042
Apr                          0.042

Line Chart:
Share Price Performance -- Weekly Closing Price
5/01/07                      10.86
                             10.99
                             10.91
                             10.86
                             10.7
                             10.38
                             10.45
                             10.31
                             10.33
                             10.47
                             10.57
                             10.42
                             10.16
                             10.39
                             10.21
                             10.33
                             10.16
                             10.21
                             10.44
                             10.6
                             10.366
                             10.44
                             10.68
                             10.61
                             10.51
                             10.25
                             10.37
                             10.44
                             10.25
                              9.96
                              9.91
                             10.35
                             10.31
                             10.6
                             10.64
                             10.62
                             10.59
                             10.75
                             10.69
                             10.54
                             10.76
                             10.64
                             10.42
                             10.46
                             10.51
                             10.29
                             10.27
                             10.31
                             10.36
                             10.32
                             10.45
                             10.49
                             10.7
4/30/08                      10.5


FUND SNAPSHOT
------------------------------------
Share Price                   $10.50
------------------------------------
Net Asset Value               $10.50
------------------------------------
Premium/(Discount) to NAV      0.00%
------------------------------------
Market Yield                   4.80%
------------------------------------
Taxable-Equivalent Yield(2)    6.67%
------------------------------------
Net Assets ($000)            $85,329
------------------------------------
Average Effective Maturity
on Securities (Years)          15.50
------------------------------------
Modified Duration               6.24
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 4/20/88)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.54%        -0.15%
------------------------------------
1-Year          1.33%         0.06%
------------------------------------
5-Year          4.25%         4.88%
------------------------------------
10-Year         4.07%         4.29%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     20.0%
------------------------------------
Texas                           9.0%
------------------------------------
Illinois                        6.6%
------------------------------------
Colorado                        6.2%
------------------------------------
New York                        5.8%
------------------------------------
South Carolina                  5.0%
------------------------------------
Missouri                        4.5%
------------------------------------
Ohio                            4.3%
------------------------------------
Tennessee                       4.1%
------------------------------------
Indiana                         3.8%
------------------------------------
Michigan                        3.8%
------------------------------------
Virginia                        3.0%
------------------------------------
Virgin Islands                  3.0%
------------------------------------
Florida                         2.8%
------------------------------------
Other                          18.1%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    21.6%
------------------------------------
Utilities                      15.6%
------------------------------------
U.S. Guaranteed                12.8%
------------------------------------
Tax Obligation/General         12.4%
------------------------------------
Tax Obligation/Limited         12.0%
------------------------------------
Education and Civic
   Organizations                6.2%
------------------------------------
Materials                       4.8%
------------------------------------
Other                          14.6%
------------------------------------

1 The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NUV
Nuveen Municipal Value Fund, Inc.
Portfolio of INVESTMENTS
                    April 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%
$       5,000   Courtland Industrial Development Board, Alabama, Solid Waste          11/09 at 101.00        Baa3       $ 5,051,850
                 Disposal Revenue Bonds, Champion International Paper Corporation,
                 Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)

        1,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds,               6/11 at 101.00      A2 (4)         1,915,550
                 Series 2001A, 5.750%, 6/01/31 (Pre-refunded 6/01/11)

       12,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement           2/09 at 101.00         AAA        12,405,600
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded
                 2/01/09) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,750   Total Alabama                                                                                            19,373,000
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.5%

        3,335   Alaska Housing Finance Corporation, General Housing Purpose           12/14 at 100.00          AA         3,362,781
                 Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,000   Anchorage, Alaska, General Obligation Bonds, Series 2003B,             9/13 at 100.00      AA (4)         3,284,730
                 5.000%, 9/01/23 (Pre-refunded 9/01/13) - FGIC Insured

        2,365   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/10 at 100.00         AAA         2,477,952
                 Settlement Asset-Backed Bonds, Series 2000, 6.200%, 6/01/22
                 (Pre-refunded 6/01/10)

------------------------------------------------------------------------------------------------------------------------------------
        8,700   Total Alaska                                                                                              9,125,463
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.7%

       13,100   Arizona Health Facilities Authority, Hospital Revenue Bonds,           7/10 at 101.00       A (4)        14,356,290
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                 (Pre-refunded 7/01/10)

        4,900   Arizona Health Facilities Authority, Hospital System Revenue Bonds,   11/09 at 100.00    Baa3 (4)         5,183,073
                 Phoenix Children's Hospital, Series 1999A, 6.250%, 11/15/29
                 (Pre-refunded 11/15/09)

        1,400   Arizona Health Facilities Authority, Hospital System Revenue           2/12 at 101.00    Baa3 (4)         1,570,758
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21 (Pre-refunded 2/15/12)

        3,000   Phoenix Industrial Development Authority, Arizona, GNMA                4/15 at 100.00         Aaa         2,740,290
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44
                 (Alternative Minimum Tax)

        4,000   Quechan Indian Tribe of the Fort Yuma Reservation, Arizona,           12/17 at 102.00         N/R         3,948,520
                 Government Project Bonds, Series 2007, 7.000%, 12/01/27

        5,000   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue            No Opt. Call         AA-         4,489,000
                 Bonds, Series 2007, 5.000%, 12/01/37

------------------------------------------------------------------------------------------------------------------------------------
       31,400   Total Arizona                                                                                            32,287,931
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.7%

       10,460   Cabot School District 4, Lonoke County, Arkansas, General              8/08 at 100.00         Aaa        10,460,732
                 Obligation Refunding Bonds, Series 2003, 5.000%, 2/01/32 -
                 AMBAC Insured

        2,000   University of Arkansas, Fayetteville, Various Facilities Revenue      12/12 at 100.00         Aa3         2,013,760
                 Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,460   Total Arkansas                                                                                           12,474,492
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 11.5%

                California Department of Water Resources, Power Supply Revenue
                Bonds, Series 2002A:
       10,000    5.125%, 5/01/19 (Pre-refunded 5/01/12)                                5/12 at 101.00         Aaa        10,943,400
       10,000    5.250%, 5/01/20 (Pre-refunded 5/01/12)                                5/12 at 101.00         Aaa        10,990,300

        7,310   California Educational Facilities Authority, Revenue Bonds, Loyola     10/09 at 39.19         Aaa         2,770,051
                 Marymount University, Series 2000, 0.000%, 10/01/24
                 (Pre-refunded 10/01/09) - MBIA Insured


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       6,000   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00          A+       $ 5,812,560
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        6,830   California Infrastructure Economic Development Bank, Revenue          10/11 at 101.00          A-         6,843,045
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.250%, 10/01/34

        1,500   California Pollution Control Financing Authority, Revenue Bonds,       6/17 at 100.00          A3         1,301,895
                 Pacific Gas and Electric Company, Series 2004C,
                 4.750%, 12/01/23 - FGIC Insured (Alternative Minimum Tax)

       12,660   California Statewide Community Development Authority,                  4/09 at 101.00         BBB        12,804,071
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        3,600   California Statewide Community Development Authority, Revenue          7/18 at 100.00         AA-         3,740,436
                 Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 -
                 FGIC Insured

                California, General Obligation Bonds, Series 2003:
       14,600    5.250%, 2/01/28                                                       8/13 at 100.00          A+        14,989,382
       11,250    5.000%, 2/01/33                                                       8/13 at 100.00          A+        11,274,863

        7,500   California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33     2/14 at 100.00         AAA         8,241,900
                 (Pre-refunded 2/01/14)

       16,000   California, General Obligation Bonds, 5.000%, 6/01/37 (UB)             6/17 at 100.00          A+        15,998,080

        3,000   Capistrano Unified School District, Orange County, California,         9/09 at 102.00     N/R (4)         3,198,510
                 Special Tax Bonds, Community Facilities District 98-2 - Ladera,
                 Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)

        5,000   Coast Community College District, Orange County, California,           8/18 at 100.00         AAA         3,770,400
                 General Obligation Bonds, Series 2006C, 5.000%, 8/01/32 -
                 FSA Insured

       30,000   Foothill/Eastern Transportation Corridor Agency, California,             No Opt. Call         AAA        16,132,800
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/22 (ETM)

       21,150   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00         AAA        22,656,512
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
                 5.000%, 6/01/38 (Pre-refunded 6/01/13) - AMBAC Insured

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
        5,000    5.000%, 6/01/33                                                       6/17 at 100.00         BBB         4,269,350
        1,500    5.125%, 6/01/47                                                       6/17 at 100.00         BBB         1,213,965

        3,540   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00         AAA         4,078,753
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
        5,000    5.000%, 6/01/38 - FGIC Insured                                        6/15 at 100.00           A         4,789,900
        2,000    5.000%, 6/01/45                                                       6/15 at 100.00           A         1,887,540

        9,000   Los Angeles Department of Water and Power, California,                 7/11 at 100.00          AA         9,121,410
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41

        4,000   Los Angeles Regional Airports Improvement Corporation, California,    12/12 at 102.00           B         3,826,800
                 Sublease Revenue Bonds, Los Angeles International Airport,
                 American Airlines Inc. Terminal 4 Project, Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

                Merced Union High School District, Merced County, California,
                General Obligation Bonds, Series 1999A:
        2,500    0.000%, 8/01/23 - FGIC Insured                                          No Opt. Call           A         1,115,725
        2,555    0.000%, 8/01/24 - FGIC Insured                                          No Opt. Call           A         1,072,998

        2,365   Montebello Unified School District, Los Angeles County, California,      No Opt. Call           A           822,784
                 General Obligation Bonds, Series 2004, 0.000%, 8/01/27 -
                 FGIC Insured

        8,000   Rancho Mirage Joint Powers Financing Authority, California,            7/14 at 100.00      A3 (4)         9,085,120
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.625%, 7/01/34 (Pre-refunded 7/01/14)

       15,155   Riverside Public Financing Authority, California, University           8/17 at 100.00         AAA        15,015,726
                 Corridor Tax Allocation Bonds, Series 2007C, 5.000%, 8/01/37 -
                 MBIA Insured

                San Bruno Park School District, San Mateo County, California,
                General Obligation Bonds, Series 2000B:
        2,575    0.000%, 8/01/24 - FGIC Insured                                          No Opt. Call          A+         1,096,924
        2,660    0.000%, 8/01/25 - FGIC Insured                                          No Opt. Call          A+         1,062,590


                                       13


NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       7,300   San Diego County, California, Certificates of Participation,           9/09 at 101.00    Baa3 (4)       $ 7,756,907
                 Burnham Institute, Series 1999, 6.250%, 9/01/29
                 (Pre-refunded 9/01/09)

        1,539   Yuba County Water Agency, California, Yuba River Development           9/08 at 100.00        Baa3         1,530,536
                 Revenue Bonds, Pacific Gas and Electric Company, Series 1966A,
                 4.000%, 3/01/16

------------------------------------------------------------------------------------------------------------------------------------
      241,089   Total California                                                                                         219,215,233
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 4.1%

        5,000   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00          A-         4,854,300
                 Series 2006, 5.250%, 10/01/40 - XLCA Insured

        1,800   Colorado Educational and Cultural Facilities Authority, Charter        8/11 at 100.00         AAA         2,073,024
                 School Revenue Bonds, Peak-to-Peak Charter School, Series 2001,
                 7.625%, 8/15/31 (Pre-refunded 8/15/11)

        5,000   Colorado Health Facilities Authority, Colorado, Revenue Bonds,         9/16 at 100.00          AA         4,596,850
                 Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38

        2,100   Colorado Health Facilities Authority, Revenue Bonds, Catholic          3/12 at 100.00      AA (4)         2,223,900
                 Health Initiatives, Series 2002A, 5.500%, 3/01/32 (ETM)

        1,700   Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley     9/18 at 102.00         AAA         1,726,911
                 Health System, Series 2005C, 5.250%, 3/01/40 - FSA Insured

          500   Colorado Health Facilities Authority, Revenue Bonds, Vail Valley       1/12 at 100.00        BBB+           506,435
                 Medical Center, Series 2001, 5.750%, 1/15/22

       18,915   Denver, Colorado, Airport System Revenue Refunding Bonds,             11/13 at 100.00          A+        18,435,316
                 Series 2003B, 5.000%, 11/15/33 - XLCA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00         AAA         5,447,250
                 Series 2000A, 5.750%, 9/01/35 (Pre-refunded 9/01/10) -
                 MBIA Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
                Series 2000B:
       24,200    0.000%, 9/01/31 - MBIA Insured                                          No Opt. Call         AAA         6,118,486
       16,500    0.000%, 9/01/32 - MBIA Insured                                          No Opt. Call         AAA         3,942,345

       39,700   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 31.42         AAA        11,717,852
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) -
                 MBIA Insured

       10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,            No Opt. Call         AAA         1,908,200
                 Series 2004B, 0.000%, 3/01/36 - MBIA Insured

       12,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           9/26 at 54.77         AAA         2,013,625
                 Series 2006A, 0.000%, 9/01/38 - MBIA Insured

        5,000   Ebert Metropolitan District, Colorado, Limited Tax General            12/17 at 100.00          AA         4,877,950
                 Obligation Bonds, Series 2007, 5.350%, 12/01/37 - RAAI Insured

        1,450   Northwest Parkway Public Highway Authority, Colorado, Revenue          6/11 at 102.00         AAA         1,579,137
                 Bonds, Senior Series 2001A, 5.500%, 6/15/19 (Pre-refunded
                 6/15/11) - AMBAC Insured

        7,000   Northwest Parkway Public Highway Authority, Colorado, Revenue          6/16 at 100.00         AAA         6,729,030
                 Bonds, Senior Series 2001C, 0.000%, 6/15/21 (Pre-refunded
                 6/15/16) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      156,365   Total Colorado                                                                                           78,750,611
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.4%

        8,670   Mashantucket Western Pequot Tribe, Connecticut, Subordinate           11/17 at 100.00        Baa3         7,875,568
                 Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.1%

       30,250   Washington Convention Center Authority, District of Columbia,         10/08 at 100.00         AAA        30,567,622
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 4.750%, 10/01/28 (Pre-refunded 10/01/08) - AMBAC Insured

       10,000   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00         AAA         9,420,100
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                 4.500%, 10/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,250   Total District of Columbia                                                                               39,987,722
------------------------------------------------------------------------------------------------------------------------------------


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.6%

$       4,000   Escambia County Health Facilities Authority, Florida, Revenue         11/12 at 101.00         Aa1       $ 4,151,360
                 Bonds, Ascension Health Credit Group, Series 2002C,
                 5.750%, 11/15/32

       10,000   Florida State Board of Education, Public Education Capital Outlay      6/15 at 101.00         AAA         9,591,600
                 Bonds, Series 2005E, 4.500%, 6/01/35 (UB)

        1,750   Hillsborough County Industrial Development Authority, Florida,        10/16 at 100.00          A3         1,678,198
                 Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                 5.250%, 10/01/41

       10,690   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds,   10/11 at 100.00         AAA        10,769,641
                 Series 2001, 5.000%, 10/01/30 - AMBAC Insured

        3,000   JEA, Florida, Electric System Revenue Bonds, Series 2006-3A,           4/15 at 100.00         AAA         3,041,730
                 5.000%, 10/01/41 - FSA Insured

        4,880   Lee County, Florida, Airport Revenue Bonds, Series 2000A,             10/10 at 101.00         AAA         5,005,855
                 6.000%, 10/01/32 - FSA Insured (Alternative Minimum Tax)

        5,000   Marion County Hospital District, Florida, Revenue Bonds, Munroe       10/17 at 100.00          A2         4,726,750
                 Regional Medical Center, Series 2007, 5.000%, 10/01/34

        4,895   Orange County Health Facilities Authority, Florida, Hospital Revenue  10/09 at 101.00           A         5,007,683
                 Bonds, Orlando Regional Healthcare System, Series 1999E,
                 6.000%, 10/01/26

          105   Orange County Health Facilities Authority, Florida, Hospital          10/09 at 101.00       A (4)           111,341
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)

        8,250   Orange County School Board, Florida, Certificates of Participation,    8/12 at 100.00         AAA         8,327,963
                 Series 2002A, 5.000%, 8/01/27 - MBIA Insured

        9,250   Port Saint Lucie. Florida, Special Assessment Revenue Bonds,           7/17 at 100.00         AAA         9,330,013
                 Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/40 -
                 MBIA Insured

        2,500   Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A,    10/17 at 100.00         BBB         2,282,500
                 5.250%, 10/01/27

        4,910   South Miami Health Facilities Authority, Florida, Revenue Bonds,       8/17 at 100.00         AA-         4,555,154
                 Baptist Health Systems of South Florida, Trust 1025,
                 9.397%, 8/15/42 (IF)

------------------------------------------------------------------------------------------------------------------------------------
       69,230   Total Florida                                                                                            68,579,788
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 1.0%

       10,240   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                  5/09 at 101.00           A         9,763,021
                 Series 1999A, 5.000%, 11/01/38 - FGIC Insured

        2,500   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                  5/12 at 100.00         AAA         2,515,300
                 Series 2001A, 5.000%, 11/01/33 - MBIA Insured

        4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004,      10/14 at 100.00         AAA         4,128,160
                 5.250%, 10/01/39 - FSA Insured

        2,250   Royston Hospital Authority, Georgia, Revenue Anticipation              7/09 at 102.00         N/R         2,251,328
                 Certificates, Ty Cobb Healthcare System Inc., Series 1999,
                 6.500%, 7/01/27

------------------------------------------------------------------------------------------------------------------------------------
       18,990   Total Georgia                                                                                            18,657,809
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.1%

        7,500   Hawaii, General Obligation Bonds, Series 2003DA,                       9/13 at 100.00         AAA         7,920,225
                 5.250%, 9/01/23 - MBIA Insured

       12,325   Honolulu City and County, Hawaii, General Obligation Bonds,            3/13 at 100.00         AAA        12,709,540
                 Series 2003A, 5.250%, 3/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,825   Total Hawaii                                                                                             20,629,765
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 11.9%

        2,060   Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,              1/10 at 100.00          A+         2,133,048
                 6.375%, 1/01/20

       15,000   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call         AA-         6,422,700
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/24 - FGIC Insured

        1,125   Chicago Greater Metropolitan Sanitary District, Illinois,                No Opt. Call         Aaa         1,200,544
                 General Obligation Capital Improvement Bonds, Series 1991,
                 7.000%, 1/01/11 (ETM)


                                       15

NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       5,000   Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund       7/12 at 100.00         Aaa       $ 5,467,050
                 Program, Series 2001, 5.375%, 7/01/18 (Pre-refunded 7/01/12)

          285   Chicago, Illinois, General Obligation Bonds, Series 2002A,             7/12 at 100.00         AAA           301,519
                 5.625%, 1/01/39 - AMBAC Insured

        9,715   Chicago, Illinois, General Obligation Bonds, Series 2002A,             7/12 at 100.00         AAA        10,737,115
                 5.625%, 1/01/39 (Pre-refunded 7/01/12) - AMBAC Insured

        2,575   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue       1/11 at 101.00         AAA         2,533,594
                 Bonds, O'Hare International Airport, Series 2001C, 5.100%, 1/01/26 -
                 AMBAC Insured (Alternative Minimum Tax)

        3,020   Cook County High School District 209, Proviso Township, Illinois,     12/16 at 100.00         AAA         3,231,189
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/19 -
                 FSA Insured

          385   DuPage County Community School District 200, Wheaton, Illinois,       11/13 at 100.00         Aaa           411,796
                 General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 -
                 FSA Insured

        1,615   DuPage County Community School District 200, Wheaton, Illinois,       11/13 at 100.00         Aaa         1,792,698
                 General Obligation Bonds, Series 2003B, 5.250%, 11/01/20
                 (Pre-refunded 11/01/13) - FSA Insured

        5,000   Illinois Development Finance Authority, Gas Supply Revenue Bonds,     11/13 at 101.00         AAA         5,019,350
                 Peoples Gas, Light and Coke Company, Series 2003E,
                 4.875%, 11/01/38 (Mandatory put 11/01/18) - AMBAC Insured
                 (Alternative Minimum Tax)

       28,030   Illinois Development Finance Authority, Local Government Program         No Opt. Call         Aaa        16,986,180
                 Revenue Bonds, Kane, Cook and DuPage Counties School
                 District U46 - Elgin, Series 2002, 0.000%, 1/01/19 - FSA Insured

        1,800   Illinois Development Finance Authority, Local Government Program         No Opt. Call         Aaa         1,086,534
                 Revenue Bonds, Winnebago and Boone Counties School
                 District 205 - Rockford, Series 2000, 0.000%, 2/01/19 -
                 FSA Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago        12/12 at 100.00     BBB (4)         3,618,904
                 Charter School Foundation, Series 2002A, 6.250%, 12/01/32
                 (Pre-refunded 12/01/12)

        1,450   Illinois Development Finance Authority, Revenue Bonds, Illinois        9/11 at 100.00         AAA         1,458,947
                 Wesleyan University, Series 2001, 5.125%, 9/01/35 -
                 AMBAC Insured

        6,550   Illinois Development Finance Authority, Revenue Bonds, Illinois        9/11 at 100.00         AAA         7,050,617
                 Wesleyan University, Series 2001, 5.125%, 9/01/35
                 (Pre-refunded 9/01/11) - AMBAC Insured

        5,000   Illinois Finance Authority, Revenue Bonds, Northwestern Memorial       8/14 at 100.00     AA+ (4)         5,640,700
                 Hospital, Series 2004A, 5.500%, 8/15/43 (Pre-refunded 8/15/14)

        3,975   Illinois Finance Authority, Revenue Bonds, Sherman Health Systems,     8/17 at 100.00          A-         3,728,073
                 Series 2007A, 5.500%, 8/01/37

        3,530   Illinois Finance Authority, Revenue Bonds, University of Chicago,      7/17 at 100.00          AA         3,474,932
                 Series 2007, Trust 73TP, 9.858%, 7/01/46 (IF)

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Condell Medical   5/10 at 101.00        Baa3        15,355,500
                 Center, Series 2000, 6.500%, 5/15/30

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital   2/11 at 101.00         AAA        16,160,400
                 Obligated Group, Series 2001B, 5.250%, 2/15/34
                 (Pre-refunded 2/15/11) - FSA Insured

        8,145   Illinois Health Facilities Authority, Revenue Bonds, Sherman Health    8/08 at 100.50         AAA         8,205,192
                 Systems, Series 1997, 5.250%, 8/01/22 - AMBAC Insured

        4,350   Illinois Health Facilities Authority, Revenue Bonds, South Suburban      No Opt. Call       A (4)         5,102,550
                 Hospital, Series 1992, 7.000%, 2/15/18 (ETM)

        5,000   Illinois Sports Facility Authority, State Tax Supported Bonds,         6/15 at 101.00         AAA         4,576,350
                 Series 2001, 0.000%, 6/15/30 - AMBAC Insured

        5,000   Lombard Public Facilities Corporation, Illinois, First Tier Conference 1/16 at 100.00         N/R         4,159,450
                 Center and Hotel Revenue Bonds, Series 2005A-2,
                 5.500%, 1/01/36 - ACA Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1992A:
       18,955    0.000%, 6/15/17 - FGIC Insured                                          No Opt. Call          A1        12,736,623
       12,830    0.000%, 6/15/18 - FGIC Insured                                          No Opt. Call          A1         8,135,631


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1994B:
$       7,250    0.000%, 6/15/18 - MBIA Insured                                          No Opt. Call         AAA       $ 4,621,078
        3,385    0.000%, 6/15/21 - MBIA Insured                                          No Opt. Call         AAA         1,796,826
        5,190    0.000%, 6/15/28 - MBIA Insured                                          No Opt. Call         AAA         1,854,335
       11,610    0.000%, 6/15/29 - FGIC Insured                                          No Opt. Call         AAA         3,861,022

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
       10,000    0.000%, 6/15/24 - MBIA Insured                                        6/22 at 101.00         AAA         6,750,900
       21,375    0.000%, 6/15/34 - MBIA Insured                                          No Opt. Call         AAA         5,381,156
       21,000    0.000%, 12/15/35 - MBIA Insured                                         No Opt. Call         AAA         4,857,930
       21,070    0.000%, 6/15/36 - MBIA Insured                                          No Opt. Call         AAA         4,733,797
       25,825    0.000%, 6/15/39 - MBIA Insured                                          No Opt. Call         AAA         4,917,855
        8,460    5.250%, 6/15/42 - MBIA Insured                                        6/12 at 101.00         AAA         8,654,157

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
       16,700    0.000%, 12/15/21 - MBIA Insured                                         No Opt. Call         AAA         8,646,592
        1,650    5.250%, 6/15/27 - AMBAC Insured                                       6/08 at 100.00         AAA         1,652,327

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 2002B:
        3,775    0.000%, 6/15/20 - MBIA Insured                                        6/17 at 101.00         AAA         3,295,386
        5,715    0.000%, 6/15/21 - MBIA Insured                                        6/17 at 101.00         AAA         4,982,680

        1,000   Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood         3/17 at 100.00         AAA           984,090
                 Grove Special Service Area 4, Series 2007, 4.700%, 3/01/33 -
                 AGC Insured

          865   Tri-City Regional Port District, Illinois, Port and Terminal Facilities  No Opt. Call         N/R           847,423
                 Revenue Refunding Bonds, Delivery Network Project, Series 2003A,
                 4.900%, 7/01/14 (Alternative Minimum Tax)

          255   Tri-City Regional Port District, Illinois, Port and Terminal Facilities  No Opt. Call         N/R           255,643
                 Revenue Refunding Bonds, Dock 2 Enhancement Project,
                 Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)

        1,575   Will County Community School District 161, Summit Hill, Illinois,        No Opt. Call        Baa3           975,161
                 Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured

          720   Will County Community School District 161, Summit Hill, Illinois,        No Opt. Call    Baa3 (4)           479,887
                 Capital Appreciation School Bonds, Series 1999, 0.000%, 1/01/18 -
                 FGIC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
      350,995   Total Illinois                                                                                           226,275,431
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.6%

       10,000   Indiana Bond Bank, State Revolving Fund Program Bonds,                 2/13 at 101.00         AAA        10,764,200
                 Series 2001A, 5.375%, 2/01/19

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,   3/14 at 100.00         AAA         2,037,420
                 Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34 -
                 AMBAC Insured

        4,450   Indiana Municipal Power Agency, Power Supply Revenue Bonds,            1/17 at 100.00         AAA         4,446,084
                 Series 2007A, 5.000%, 1/01/42 - MBIA Insured

       20,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,       6/13 at 100.00         AAA        21,824,000
                 Series 2003A, 5.000%, 6/01/28 (Pre-refunded 6/01/13) -
                 FSA Insured

                Indianapolis Local Public Improvement Bond Bank, Indiana,
                Series 1999E:
       12,500    0.000%, 2/01/21 - AMBAC Insured                                         No Opt. Call         AAA         6,675,375
       14,595    0.000%, 2/01/27 - AMBAC Insured                                         No Opt. Call         AAA         5,512,532

        5,000   Mooresville School Building Corporation, Morgan County, Indiana,       1/09 at 102.00         AAA         5,181,550
                 First Mortgage Bonds, Series 1998, 5.000%, 7/15/15 -
                 FSA Insured

       13,100   Noblesville, Indiana, Revenue Bonds, Catholic High School              7/13 at 101.00         N/R        12,698,092
                 Corporation, Series 2003, 5.750%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
       81,645   Total Indiana                                                                                            69,139,253
------------------------------------------------------------------------------------------------------------------------------------


                                       17

NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.2%

$       7,475   Iowa Finance Authority, Single Family Mortgage Revenue Bonds,          7/16 at 100.00         AAA       $ 6,635,483
                 Series 2007B, 4.800%, 1/01/37 (Alternative Minimum Tax)

        3,500   Iowa Higher Education Loan Authority, Private College Facility        10/12 at 100.00     N/R (4)         3,858,785
                 Revenue Bonds, Wartburg College, Series 2002, 5.500%, 10/01/33
                 (Pre-refunded 10/01/12) - ACA Insured

        7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00         BBB         6,078,520
                 Revenue Bonds, Series 2005C, 5.625%, 6/01/46

        6,160   Iowa Tobacco Settlement Authority, Tobacco Settlement                  6/11 at 101.00         AAA         6,706,084
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       24,135   Total Iowa                                                                                               23,278,872
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.6%

       10,000   Kansas Department of Transportation, Highway Revenue Bonds,            3/14 at 100.00         AAA        10,389,800
                 Series 2004A, 5.000%, 3/01/22
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.1%

        1,145   Greater Kentucky Housing Assistance Corporation, FHA-Insured           7/08 at 100.00         AAA         1,146,031
                 Section 8 Mortgage Revenue Refunding Bonds, Series 1997A,
                 6.100%, 1/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.6%

        1,000   East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds,           3/09 at 101.00          B2           952,270
                 Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11
                 (Alternative Minimum Tax)

       12,000   Louisiana Local Government Environmental Facilities & Community       11/17 at 100.00         BB+        11,823,480
                 Development Authority, Revenue Bonds, Westlake Chemical
                 Corporation Project, Series 2007, 6.750%, 11/01/32

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,         8/15 at 100.00          A+         5,155,768
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/32

       10,210   Louisiana Public Facilities Authority, Hospital Revenue Refunding      5/08 at 100.00         AAA        11,233,042
                 Bonds, Southern Baptist Hospital, Series 1986,
                 8.000%, 5/15/12 (ETM)

       21,155   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00         BBB        20,017,707
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39

------------------------------------------------------------------------------------------------------------------------------------
       49,515   Total Louisiana                                                                                          49,182,267
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.4%

        3,500   Maryland Energy Financing Administration, Revenue Bonds,               9/08 at 100.00         N/R         3,378,585
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,600   Maryland Health and Higher Educational Facilities Authority,           8/14 at 100.00          A-         4,587,120
                 Revenue Bonds, MedStar Health, Series 2004, 5.500%, 8/15/33

------------------------------------------------------------------------------------------------------------------------------------
        8,100   Total Maryland                                                                                            7,965,705
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 3.8%

       10,000   Massachusetts Bay Transportation Authority, Senior Sales Tax           7/12 at 100.00         AAA        10,808,500
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32
                 (Pre-refunded 7/01/12)

        1,720   Massachusetts Development Finance Agency, Resource Recovery           12/08 at 102.00         BBB         1,702,972
                 Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
                 5.100%, 12/01/12 (Alternative Minimum Tax)

        4,340   Massachusetts Health and Educational Facilities Authority,            11/11 at 101.00          AA         4,219,912
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Northern Berkshire Community Services Inc.,
                Series 2004B:
        1,340    6.250%, 7/01/24                                                       7/14 at 100.00         BB-         1,328,436
        1,000    6.375%, 7/01/34                                                       7/14 at 100.00         BB-           995,470

                Massachusetts Turnpike Authority, Metropolitan Highway System
                Revenue Bonds, Senior Series 1997A:
       10,000    5.000%, 1/01/27 - MBIA Insured                                        1/09 at 100.00         AAA        10,026,100
       22,440    5.000%, 1/01/37 - MBIA Insured                                        7/08 at 101.00         AAA        22,454,586


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$       8,000   Massachusetts Turnpike Authority, Metropolitan Highway System          7/08 at 101.00         AAA       $ 8,011,680
                 Revenue Bonds, Subordinate Series 1997B, 5.125%, 1/01/37 -
                 MBIA Insured

        7,405   Massachusetts Turnpike Authority, Metropolitan Highway System          1/09 at 101.00         AAA         7,411,516
                 Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 -
                 AMBAC Insured

        1,750   Massachusetts Water Pollution Abatement Trust, Pooled Loan             8/10 at 101.00         AAA         1,879,623
                 Program Bonds, Series 2000-6, 5.500%, 8/01/30
                 (Pre-refunded 8/01/10)

        4,250   Massachusetts Water Pollution Abatement Trust, Pooled Loan             8/10 at 101.00         AAA         4,441,463
                 Program Bonds, Series 2000-6, 5.500%, 8/01/30

------------------------------------------------------------------------------------------------------------------------------------
       72,245   Total Massachusetts                                                                                      73,280,258
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.7%

       10,165   Detroit Local Development Finance Authority, Michigan, Tax             5/09 at 101.00         BB-         8,802,788
                 Increment Bonds, Series 1998A, 5.500%, 5/01/21

        5,000   Detroit Water Supply System, Michigan, Water Supply System             7/16 at 100.00         AAA         4,967,300
                 Revenue Bonds, Series 2006D, 4.625%, 7/01/32 - FSA Insured

        5,240   Michigan Municipal Bond Authority, Clean Water Revolving Fund         10/12 at 100.00         AAA         5,575,884
                 Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/19

                Michigan Municipal Bond Authority, Public School Academy Revenue
                Bonds, Detroit Academy of Arts and Sciences Charter School,
                Series 2001A:
        1,300    7.500%, 10/01/12                                                     10/09 at 102.00         Ba1         1,352,039
        5,000    7.900%, 10/01/21                                                     10/09 at 102.00         Ba1         5,173,000
        3,500    8.000%, 10/01/31                                                     10/09 at 102.00         Ba1         3,596,495

       22,235   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,     8/08 at 101.00         BB-        19,315,989
                 Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        1,100    6.250%, 8/15/13                                                       8/08 at 100.00         BB-         1,100,913
       12,925    6.500%, 8/15/18                                                       8/08 at 100.00         BB-        12,929,782

        7,200   Michigan Strategic Fund, Limited Obligation Resource Recovery         12/12 at 100.00          A-         6,809,904
                 Revenue Refunding Bonds, Detroit Edison Company, Series 2002D,
                 5.250%, 12/15/32 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       73,665   Total Michigan                                                                                           69,624,094
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.2%

        1,750   Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives,   5/14 at 100.00          AA         1,750,893
                 Series 2004A, 5.000%, 5/01/30

          390   Minnesota Housing Finance Agency, Rental Housing Bonds,                8/08 at 100.00         AAA           391,041
                 Series 1995D, 5.900%, 8/01/15 - MBIA Insured

        2,000   Saint Paul Housing and Redevelopment Authority, Minnesota,            11/16 at 100.00        Baa1         1,802,580
                 Health Care Facilities Revenue Bonds, HealthPartners Obligated
                 Group, Series 2006, 5.250%, 5/15/36

------------------------------------------------------------------------------------------------------------------------------------
        4,140   Total Minnesota                                                                                           3,944,514
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 2.9%

       40,000   Missouri Health and Educational Facilities Authority, Revenue Bonds,   5/13 at 100.00          AA        40,404,400
                 BJC Health System, Series 2003, 5.250%, 5/15/32 (UB)

        6,000   Missouri-Illinois Metropolitan District Bi-State Development Agency,  10/13 at 100.00         AAA         6,108,000
                 Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross
                 County Extension Project, Series 2002B, 5.000%, 10/01/32 -
                 FSA Insured

        4,000   Sugar Creek, Missouri, Industrial Development Revenue Bonds,           6/13 at 101.00         BBB         3,583,360
                 Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37
                 (Alternative Minimum Tax)


                                       19

NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI (continued)

                West Plains Industrial Development Authority, Missouri, Hospital
                Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
$       1,750    5.500%, 11/15/12                                                      5/08 at 101.00          B+       $ 1,744,050
        1,000    5.600%, 11/15/17                                                      5/08 at 101.00          B+           972,290

        3,075   West Plains Industrial Development Authority, Missouri, Hospital      11/09 at 101.00          B+         3,095,111
                 Facilities Revenue Bonds, Ozark Medical Center, Series 1999,
                 6.750%, 11/15/24

------------------------------------------------------------------------------------------------------------------------------------
       55,825   Total Missouri                                                                                           55,907,211
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 0.2%

        3,750   Forsyth, Rosebud County, Montana, Pollution Control Revenue            3/13 at 101.00         AAA         3,753,488
                 Refunding Bonds, Puget Sound Energy, Series 2003A,
                 5.000%, 3/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 2.2%

        2,500   Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe              9/13 at 100.00          AA         2,422,575
                 Hospital, Series 2003A, 5.125%, 9/01/29 - RAAI Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
       15,095    0.000%, 1/01/24 - AMBAC Insured                                         No Opt. Call         AAA         5,226,191
       11,000    0.000%, 1/01/25 - AMBAC Insured                                         No Opt. Call         AAA         3,559,160
        4,000    5.625%, 1/01/32 - AMBAC Insured                                       1/10 at 102.00         AAA         3,588,920
       22,010    5.375%, 1/01/40 - AMBAC Insured                                       1/10 at 100.00         AAA        17,585,990

       10,000   Reno, Neveda, Health Facilities Revenue Bonds, Catholic                7/17 at 100.00           A         9,737,800
                 Health Care West, Series 2007A, 5.250%, 7/01/31 (UB)

------------------------------------------------------------------------------------------------------------------------------------
       64,605   Total Nevada                                                                                             42,120,636
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 5.6%

       23,625   New Jersey Economic Development Authority, Special Facilities          9/09 at 101.00           B        19,874,531
                 Revenue Bonds, Continental Airlines Inc., Series 1999,
                 6.250%, 9/15/29 (Alternative Minimum Tax)

        9,000   New Jersey Economic Development Authority, Special Facilities         11/10 at 101.00           B         8,254,260
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

       11,200   New Jersey Health Care Facilities Financing Authority,                 7/10 at 101.00    BBB- (4)        12,459,440
                 Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30 (Pre-refunded 7/01/10)

        7,500   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00         AAA         8,372,250
                 System Bonds, Series 2003C, 5.500%, 6/15/24
                 (Pre-refunded 6/15/13)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2006C:
       30,000    0.000%, 12/15/31 - FGIC Insured                                         No Opt. Call         AA-         8,687,700
       27,000    0.000%, 12/15/32 - FSA Insured                                          No Opt. Call         AAA         7,492,770

          310   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,              No Opt. Call         AAA           356,931
                 6.500%, 1/01/16 - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          105    6.500%, 1/01/16 - MBIA Insured (ETM)                                    No Opt. Call         AAA           120,703
        1,490    6.500%, 1/01/16 - MBIA Insured (ETM)                                    No Opt. Call         AAA         1,712,830

       27,185   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00         AAA        30,325,136
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42
                 (Pre-refunded 6/01/12)

        7,165   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/13 at 100.00         AAA         8,175,767
                 Settlement Asset-Backed Bonds, Series 2003, 6.250%, 6/01/43
                 (Pre-refunded 6/01/13)

------------------------------------------------------------------------------------------------------------------------------------
      144,580   Total New Jersey                                                                                         105,832,318
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 0.6%

        1,500   University of New Mexico, Revenue Refunding Bonds, Series 1992A,         No Opt. Call          AA         1,725,615
                 6.000%, 6/01/21

        9,600   University of New Mexico, Subordinate Lien Revenue Refunding and       6/12 at 100.00          AA         9,723,360
                 Improvement Bonds, Series 2002A, 5.000%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
       11,100   Total New Mexico                                                                                         11,448,975
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.4%

$       8,500   Dormitory Authority of the State of New York, FHA-Insured              2/14 at 100.00         AAA       $ 8,739,785
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

                Dormitory Authority of the State of New York, Improvement Revenue
                Bonds, Mental Health Services Facilities, Series 1999D:
          245    5.250%, 2/15/29 (Pre-refunded 8/15/09)                                8/09 at 101.00      A1 (4)           256,922
          200    5.250%, 2/15/29 (Pre-refunded 8/15/09)                                8/09 at 101.00     AA- (4)           209,706
           65    5.250%, 2/15/29 (Pre-refunded 8/15/09)                                8/09 at 101.00     AA- (4)            68,163
        6,490    5.250%, 2/15/29 (Pre-refunded 8/15/09)                                8/09 at 101.00     AA- (4)         6,805,803

        5,200   Dormitory Authority of the State of New York, New York City,           5/10 at 101.00     AA- (4)         5,629,000
                 Lease Revenue Bonds, Court Facilities, Series 1999,
                 6.000%, 5/15/39 (Pre-refunded 5/15/10)

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,           7/08 at 100.00        Baa1         2,500,100
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 5.500%, 7/01/26

        2,625   Dormitory Authority of the State of New York, Revenue Bonds,           7/08 at 100.00        Baa1         2,625,105
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,760   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00         AAA         1,641,922
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured

       11,000   Long Island Power Authority, New York, Electric System General         6/08 at 101.00         AAA        11,140,360
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08) - MBIA Insured

       15,500   Long Island Power Authority, New York, Electric System General         9/11 at 100.00         AAA        16,843,695
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25
                 (Pre-refunded 9/01/11)

        2,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00          A-         2,022,460
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35

        1,510   New York City Industrial Development Agency, New York, Civic          12/16 at 100.00         BB+         1,220,684
                 Facility Revenue Bonds, Vaughn College of Aeronautics,
                 Series 2006B, 5.000%, 12/01/31

       10,000   New York City Industrial Development Agency, New York, Special         8/12 at 101.00           B        10,303,100
                 Facilities Revenue Bonds, JFK Airport - American Airlines Inc.,
                 Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

        5,500   New York City Municipal Water Finance Authority, New York,            12/14 at 100.00         AAA         5,611,513
                 Water and Sewer System Revenue Bonds, Fiscal Series 2005B,
                 5.000%, 6/15/36 - FSA Insured (UB)

            5   New York City, New York, General Obligation Bonds,                     8/08 at 100.00          AA             5,043
                 Fiscal Series 1997E, 6.000%, 8/01/16

        3,880   New York City, New York, General Obligation Bonds,                     8/08 at 100.50          AA         3,927,530
                 Fiscal Series 1998D, 5.500%, 8/01/10

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2003J:
        1,450    5.500%, 6/01/21                                                       6/13 at 100.00         AAA         1,527,720
          385    5.500%, 6/01/22                                                       6/13 at 100.00         AAA           404,635

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2004C:
        8,000    5.250%, 8/15/24                                                       8/14 at 100.00          AA         8,325,040
        6,000    5.250%, 8/15/25                                                       8/14 at 100.00          AA         6,237,120

       10,000   New York Dormitory Authority, FHA Insured Mortgage Hospital            8/16 at 100.00          AA         9,297,115
                 Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35 -
                 FHAInsured (UB)

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       10,000    5.500%, 6/01/17                                                       6/11 at 100.00         AA-        10,395,700
       16,190    5.500%, 6/01/18                                                       6/12 at 100.00         AA-        16,972,139
       33,810    5.500%, 6/01/19                                                       6/13 at 100.00         AA-        35,675,971

        2,500   Port Authority of New York and New Jersey, Special Project               No Opt. Call         AAA         2,646,700
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/10 - MBIA Insured (Alternative Minimum Tax)

        8,500   Power Authority of the State of New York, General Revenue             11/10 at 100.00         Aa2         8,666,430
                 Bonds, Series 2000A, 5.250%, 11/15/40

------------------------------------------------------------------------------------------------------------------------------------
      173,815   Total New York                                                                                           179,699,461
------------------------------------------------------------------------------------------------------------------------------------


                                       21

NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.9%

$       1,500   Charlotte, North Carolina, Certificates of Participation,              6/13 at 100.00         AA+       $ 1,511,310
                 Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33

        2,500   North Carolina Eastern Municipal Power Agency, Power System            1/13 at 100.00        Baa1         2,458,475
                 Revenue Refunding Bonds, Series 2003D, 5.125%, 1/01/26

        1,500   North Carolina Infrastructure Finance Corporation, Certificates        2/14 at 100.00         AA+         1,564,485
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/20

        2,000   North Carolina Medical Care Commission, Health System                 10/17 at 100.00          AA         1,849,840
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2007, 4.500%, 10/01/31

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric              1/10 at 101.00          A2        10,529,300
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

------------------------------------------------------------------------------------------------------------------------------------
       17,500   Total North Carolina                                                                                     17,913,410
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 1.3%

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien,
                Series 2007A-2:
          535    5.125%, 6/01/24                                                       6/17 at 100.00         BBB           503,933
        5,350    5.875%, 6/01/30                                                       6/17 at 100.00         BBB         4,978,175
        5,270    5.750%, 6/01/34                                                       6/17 at 100.00         BBB         4,764,027
       11,785    5.875%, 6/01/47                                                       6/17 at 100.00         BBB        10,428,782

        5,150   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco          6/22 at 100.00         BBB         3,400,288
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-3, 0.000%, 6/01/37

------------------------------------------------------------------------------------------------------------------------------------
       28,090   Total Ohio                                                                                               24,075,205
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.8%

        9,955   Oklahoma Development Finance Authority, Revenue Bonds,                 2/14 at 100.00         AA-         9,986,358
                 St. John Health System, Series 2004, 5.125%, 2/15/31

        5,045   Oklahoma Development Finance Authority, Revenue Bonds,                 2/14 at 100.00         AAA         5,560,095
                 St. John Health System, Series 2004, 5.125%, 2/15/31
                 (Pre-refunded 2/15/14)

------------------------------------------------------------------------------------------------------------------------------------
       15,000   Total Oklahoma                                                                                           15,546,453
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 0.3%

        2,600   Clackamas County Hospital Facility Authority, Oregon, Revenue          5/11 at 101.00         AA-         2,663,050
                 Refunding Bonds, Legacy Health System, Series 2001,
                 5.250%, 5/01/21

        2,860   Oregon State Facilities Authority, Revenue Bonds, Willamette          10/17 at 100.00           A         2,828,082
                 University, Series 2007A, 5.000%, 10/01/32

------------------------------------------------------------------------------------------------------------------------------------
        5,460   Total Oregon                                                                                              5,491,132
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.1%

       10,300   Allegheny County Hospital Development Authority, Pennsylvania,        11/17 at 100.00          BB         8,576,810
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2007A, 5.000%, 11/15/28

        4,500   Pennsylvania Higher Educational Facilities Authority, Revenue          7/08 at 100.00         AA+         4,502,520
                 Bonds, University of Pennsylvania, Series 1998, 4.500%, 7/15/21

        6,500   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             12/14 at 100.00         AAA         6,819,475
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

        8,000   Philadelphia School District, Pennsylvania, General Obligation         6/14 at 100.00     Aa3 (4)         8,849,040
                 Bonds, Series 2004D, 5.125%, 6/01/34 (Pre-refunded 6/01/14) -
                 FGIC Insured

       10,075   State Public School Building Authority, Pennsylvania, Lease            6/13 at 100.00         AAA        10,993,840
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/33 (Pre-refunded 6/01/13) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,375   Total Pennsylvania                                                                                       39,741,685
------------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.5%

$       8,340   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,            7/18 at 100.00        BBB-       $ 8,733,565
                 Senior Lien Series 2008A, 6.000%, 7/01/44

       13,000   Puerto Rico Highway and Transportation Authority, Highway                No Opt. Call        BBB+        12,949,560
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/39 - FGIC Insured

        5,450   Puerto Rico Industrial, Tourist, Educational, Medical and              6/10 at 101.00        Baa3         5,603,636
                 Environmental Control Facilities Financing Authority, Co-Generation
                 Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
                 (Alternative Minimum Tax)

       10,000   Puerto Rico Infrastructure Financing Authority, Special Obligation    10/10 at 101.00         AAA        10,414,300
                 Bonds, Series 2000A, 5.500%, 10/01/40

       70,300   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call         AAA         5,098,859
                 Bonds, Series 2007A, 0.000%, 8/01/54 - AMBAC Insured

        5,000   Puerto Rico, General Obligation Bonds, Series 2000B,                   7/10 at 100.00         AAA         5,128,200
                 5.625%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      112,090   Total Puerto Rico                                                                                        47,928,120
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 1.1%

        6,250   Rhode Island Health and Educational Building Corporation,              5/08 at 101.00         AAA         6,318,938
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.250%, 5/15/26 - MBIA Insured

       16,070   Rhode Island Tobacco Settlement Financing Corporation,                 6/12 at 100.00         BBB        15,520,567
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
       22,320   Total Rhode Island                                                                                       21,839,505
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 2.8%

        7,000   Dorchester County School District 2, South Carolina, Installment      12/14 at 100.00           A         6,694,940
                 Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/29

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation            6/14 at 100.00          A+         2,946,540
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

        8,475   Piedmont Municipal Power Agency, South Carolina, Electric              1/25 at 100.00        Baa1         8,042,351
                 Revenue Refunding Bonds, Series 1986, 5.000%, 1/01/25

        4,320   South Carolina JOBS Economic Development Authority, Economic          11/12 at 100.00      A- (4)         4,802,933
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)

       16,430   South Carolina JOBS Economic Development Authority, Economic          11/12 at 100.00          A-        16,665,771
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002B, 5.625%, 11/15/30

        8,000   South Carolina JOBS Economic Development Authority, Hospital          12/10 at 102.00    Baa2 (4)         9,105,120
                 Revenue Bonds, Palmetto Health Alliance, Series 2000A,
                 7.375%, 12/15/21 (Pre-refunded 12/15/10)

        4,215   Spartanburg Sanitary Sewer District, South Carolina, Sewer             3/14 at 100.00         AAA         4,240,121
                 System Revenue Bonds, Series 2003B, 5.000%, 3/01/38 -
                 MBIA Insured

          110   Tobacco Settlement Revenue Management Authority,                       5/11 at 101.00         BBB           110,818
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       51,550   Total South Carolina                                                                                     52,608,594
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 0.3%

                Knox County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Baptist Health System of
                East Tennessee Inc., Series 2002:
        3,000    6.375%, 4/15/22                                                       4/12 at 101.00         Ba2         3,155,070
        2,605    6.500%, 4/15/31                                                       4/12 at 101.00         Ba2         2,697,816

------------------------------------------------------------------------------------------------------------------------------------
        5,605   Total Tennessee                                                                                           5,852,886
------------------------------------------------------------------------------------------------------------------------------------


                                       23

NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.1%

$       5,000   Alliance Airport Authority, Texas, Special Facilities Revenue         12/12 at 100.00        CCC+       $ 2,907,150
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

        2,000   Austin Convention Enterprises Inc., Texas, Convention Center           1/17 at 100.00          BB         1,770,880
                 Hotel Revenue Bonds, First Tier Series 2006B, 5.750%, 1/01/34

        5,110   Brazos River Authority, Texas, Pollution Control Revenue               4/13 at 101.00        Caa1         4,997,529
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

                Central Texas Regional Mobility Authority, Travis and Williamson
                Counties, Toll Road Revenue Bonds, Series 2005:
        4,000    5.000%, 1/01/35 - FGIC Insured                                        1/15 at 100.00        BBB-         3,618,200
       41,550    5.000%, 1/01/45 - FGIC Insured                                        1/15 at 100.00        BBB-        36,718,978

       11,000   Harris County-Houston Sports Authority, Texas, Junior Lien               No Opt. Call         AAA         3,531,110
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/27 - MBIA Insured

        2,700   Harris County-Houston Sports Authority, Texas, Senior Lien            11/11 at 100.00         AAA         2,725,947
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured

       23,875   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,           No Opt. Call         AAA         7,272,086
                 Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/29 - AMBAC Insured

       10,045   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00         AAA        10,445,796
                 Series 2000A, 5.875%, 7/01/16 - FSA Insured
                 (Alternative Minimum Tax)

                Irving Independent School District, Texas, Unlimited Tax School
                Building Bonds, Series 1997:
        5,685    0.000%, 2/15/10                                                         No Opt. Call         AAA         5,413,030
        3,470    0.000%, 2/15/11                                                         No Opt. Call         AAA         3,186,189

        5,000   Kerrville Health Facilities Development Corporation, Texas,              No Opt. Call        BBB-         4,532,800
                 Revenue Bonds, Sid Peterson Memorial Hospital Project,
                 Series 2005, 5.375%, 8/15/35

       22,060   Leander Independent School District, Williamson and Travis              8/09 at 31.45         AAA         6,580,277
                 Counties, Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 2000, 0.000%, 8/15/27

        5,000   Port Corpus Christi Industrial Development Corporation, Texas,        10/08 at 102.00         BBB         4,892,850
                 Revenue Refunding Bonds, Valero Refining and Marketing
                 Company, Series 1997A, 5.400%, 4/01/18

        5,000   Richardson Hospital Authority, Texas, Revenue Bonds, Richardson       12/13 at 100.00        Baa2         4,832,350
                 Regional Medical Center, Series 2004, 6.000%, 12/01/34

        2,000   Sabine River Authority, Texas, Pollution Control Revenue               7/13 at 101.00        Caa1         1,655,120
                 Refunding Bonds, TXU Electric Company, Series 2003A,
                 5.800%, 7/01/22

        3,000   San Antonio, Texas, Water System Revenue Bonds, Series 2005,           5/15 at 100.00         AAA         2,962,680
                 4.750%, 5/15/37 - MBIA Insured

        7,725   Tarrant County, Texas, Cultural & Educational Facilities Financing     2/17 at 100.00         AA-         7,381,238
                 Corporation, Revenue Bonds, Series 2007, Residuals 1760-3,
                 9.809%, 2/15/36 (IF)

------------------------------------------------------------------------------------------------------------------------------------
      164,220   Total Texas                                                                                              115,424,210
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.4%

        3,000   Eagle Mountain, Utah, Gas and Electric Revenue Bonds,                  6/15 at 100.00          AA         2,990,010
                 Series 2005, 5.000%, 6/01/24 - RAAI Insured

        1,210   Utah Housing Finance Agency, Single Family Mortgage Bonds,             1/10 at 101.50         AAA         1,168,231
                 Series 1998G-2, Class I, 5.200%, 7/01/30
                 (Alternative Minimum Tax)

        3,700   Utah State Board of Regents, Utah State University, Revenue            4/14 at 100.00         AAA         4,059,603
                 Bonds, Series 2004, 5.000%, 4/01/35 (Pre-refunded 4/01/14) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,910   Total Utah                                                                                                8,217,844
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 0.1%

        2,500   Virgin Islands Public Finance Authority, Revenue Bonds, Refinery       1/14 at 100.00         BBB         2,502,700
                 Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.5%

$       4,125   Metropolitan Washington D.C. Airports Authority, Virginia, Airport    10/12 at 100.00         AA-       $ 4,295,858
                 System Revenue Bonds, Series 2002A, 5.750%, 10/01/16 -
                 FGIC Insured (Alternative Minimum Tax)

       15,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue           8/08 at 28.38         AAA         4,233,300
                 Bonds, Route 895 Connector Toll Road, Series 1998A,
                 0.000%, 8/15/30 (Pre-refunded 8/15/08)

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998B:
       19,400    0.000%, 8/15/33 (Pre-refunded 8/15/08)                                 8/08 at 23.55         AAA         4,543,286
       60,500    0.000%, 8/15/35 (Pre-refunded 8/15/08)                                 8/08 at 20.95         AAA        12,600,940

        3,245   Virginia Housing Development Authority, Multifamily Housing            7/08 at 102.00         AA+         3,286,763
                 Bonds, Series 1997E, 5.600%, 11/01/17 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
      102,270   Total Virginia                                                                                           28,960,147
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 3.3%

        6,400   Cowlitz County Public Utilities District 1, Washington, Electric       9/14 at 100.00          A-         6,380,992
                 Production Revenue Bonds, Series 2004, 5.000%, 9/01/34 -
                 FGIC Insured

       12,500   Energy Northwest, Washington, Electric Revenue Refunding               7/12 at 100.00         AAA        13,583,000
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002B, 6.000%, 7/01/18 - AMBAC Insured

        4,000   Energy Northwest, Washington, Electric Revenue Refunding               7/13 at 100.00         AA-         4,323,040
                 Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 -
                 XLCA Insured

        8,200   Washington Public Power Supply System, Revenue Refunding                 No Opt. Call         Aaa         6,477,016
                 Bonds, Nuclear Project 3, Series 1989B, 0.000%, 7/01/14

        2,500   Washington State Health Care Facilities Authority, Revenue Bonds,        No Opt. Call         N/R         2,335,125
                 Northwest Hospital and Medical Center of Seattle,
                 Series 2007, 5.700%, 12/01/32

        5,000   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/16 at 100.00          AA         4,747,600
                 Providence Health Care Services, Series 2006A,
                 4.625%, 10/01/34 - FGIC Insured

       17,670   Washington State Tobacco Settlement Authority, Tobacco                 6/13 at 100.00         BBB        17,789,626
                 Settlement Asset-Backed Revenue Bonds,
                 Series 2002, 6.625%, 6/01/32

                Washington State, Motor Vehicle Fuel Tax General Obligation
                Bonds, Series 2002-03C:
        9,000    0.000%, 6/01/29 - MBIA Insured                                          No Opt. Call         AAA         3,011,490
       16,195    0.000%, 6/01/30 - MBIA Insured                                          No Opt. Call         AAA         5,122,640

------------------------------------------------------------------------------------------------------------------------------------
       81,465   Total Washington                                                                                         63,770,529
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.9%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        7,435    6.125%, 6/01/27                                                       6/12 at 100.00         BBB         7,451,803
       13,475    6.375%, 6/01/32                                                       6/12 at 100.00         BBB        13,556,659

        6,000   Wisconsin Health and Educational Facilities Authority, Revenue         9/13 at 100.00    BBB+ (4)         6,781,920
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue         2/16 at 100.00        BBB+         1,010,210
                 Bonds, Marshfield Clinic, Series 2006A, 5.000%, 2/15/17


                                       25

NUV
Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       3,750   Wisconsin Health and Educational Facilities Authority, Revenue         2/12 at 101.00         AAA       $ 4,155,000
                 Bonds, Wheaton Franciscan Services Inc., Series 2002,
                 5.750%, 8/15/30 (Pre-refunded 2/15/12)

        3,235   Wisconsin Housing and Economic Development Authority,                  9/14 at 100.00          AA         2,872,712
                 Home Ownership Revenue Bonds, Series 2005C, 4.875%, 3/01/36
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       34,895   Total Wisconsin                                                                                          35,828,304
------------------------------------------------------------------------------------------------------------------------------------
$   2,445,239   Total Investments (cost $1,881,664,358) - 102.1%                                                      1,945,646,420
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.3)%                                                                      (63,160,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                     23,315,800
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $1,905,802,220
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NMI
Nuveen Municipal Income Fund, Inc.
Portfolio of INVESTMENTS
                    April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8%

$         690   Phenix City Industrial Development Board, Alabama,                     5/12 at 100.00         BBB       $   683,376
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Corporation, Series 2002A, 6.350%, 5/15/35
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 20.3%

        5,530   Adelanto School District, San Bernardino County, California,             No Opt. Call         AAA         3,021,869
                 General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 -
                 MBIA Insured

                Brea Olinda Unified School District, California, General Obligation
                Bonds, Series 1999A:
        2,000    0.000%, 8/01/21 - FGIC Insured                                          No Opt. Call         AA-         1,035,380
        2,070    0.000%, 8/01/22 - FGIC Insured                                          No Opt. Call         AA-         1,014,031
        2,120    0.000%, 8/01/23 - FGIC Insured                                          No Opt. Call         AA-           979,037

        1,000   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00          A+           993,900
                 Kaiser Permanante System, Series 2006, 5.250%, 4/01/39

          740   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00         AA-           722,151
                 Sutter Health, Series 2007A, 5.000%, 11/15/42

          250   California Housing Finance Agency, California, Home Mortgage           2/17 at 100.00         Aa2           221,690
                 Revenue Bonds, Series 2007E, 4.800%, 8/01/37
                 (Alternative Minimum Tax)

        3,000   California State Public Works Board, Lease Revenue Bonds,              6/14 at 100.00           A         3,028,050
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.000%, 6/01/25

        1,000   California Statewide Community Development Authority, Revenue          7/15 at 100.00        BBB+           860,900
                 Bonds, Daughters of Charity Health System, Series 2005A,
                 5.000%, 7/01/39

          500   California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26     4/14 at 100.00          A+           512,300

        1,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/27     3/16 at 100.00          A+         1,014,830

        3,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00         AAA         3,456,570
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

          500   Lake Elsinore Public Finance Authority, California, Local Agency      10/13 at 102.00         N/R           502,425
                 Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33

------------------------------------------------------------------------------------------------------------------------------------
       22,710   Total California                                                                                         17,363,133
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.3%

          795   Colorado Educational and Cultural Facilities Authority, Charter        7/12 at 100.00         BBB           801,519
                 School Revenue Bonds, Douglas County School District RE-1 -
                 DCS Montessori School, Series 2002A, 6.000%, 7/15/22

          430   Colorado Educational and Cultural Facilities Authority, Charter        8/11 at 100.00         AAA           486,223
                 School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)

        1,000   Colorado Educational and Cultural Facilities Authority, Charter        6/11 at 100.00     Ba1 (4)         1,130,270
                 School Revenue Bonds, Weld County School District 6 -
                 Frontier Academy, Series 2001, 7.375%, 6/01/31
                 (Pre-refunded 6/01/11)

        1,000   Colorado Health Facilities Authority, Revenue Bonds, Evangelical       6/16 at 100.00          A-           914,220
                 Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/35

        2,000   Denver City and County, Colorado, Airport System Revenue              11/10 at 100.00         AAA         2,056,060
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/16 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,225   Total Colorado                                                                                            5,388,292
------------------------------------------------------------------------------------------------------------------------------------

                                       27

NMI
Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.3%

$       1,480   Capitol Region Education Council, Connecticut, Revenue Bonds,         10/08 at 100.00         BBB       $ 1,482,605
                 Series 1995, 6.750%, 10/15/15

          450   Eastern Connecticut Resource Recovery Authority, Solid Waste           7/08 at 100.00         BBB           450,090
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,930   Total Connecticut                                                                                         1,932,695
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 2.8%

          160   Dade County Industrial Development Authority, Florida, Revenue         6/08 at 100.50         N/R           159,581
                 Bonds, Miami Cerebral Palsy Residential Services Inc.,
                 Series 1995, 8.000%, 6/01/22

        1,250   Martin County Industrial Development Authority, Florida, Industrial    6/08 at 100.00         BB+         1,252,725
                 Development Revenue Bonds, Indiantown Cogeneration LP,
                 Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

          600   Martin County Industrial Development Authority, Florida, Industrial    6/08 at 100.00         BB+           601,392
                 Development Revenue Refunding Bonds, Indiantown
                 Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
                 Minimum Tax)

          500   Tolomato Community Development District, Florida, Special              5/14 at 101.00         N/R           411,050
                 Assessment Bonds, Series 2006, 5.400%, 5/01/37

------------------------------------------------------------------------------------------------------------------------------------
        2,510   Total Florida                                                                                             2,424,748
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 6.7%

        1,190   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero       1/09 at 100.00         N/R         1,200,948
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

                Illinois Development Finance Authority, Revenue Bonds,
                Chicago Charter School Foundation, Series 2002A:
          500    6.125%, 12/01/22 (Pre-refunded 12/01/12)                             12/12 at 100.00     BBB (4)           564,750
        1,000    6.250%, 12/01/32 (Pre-refunded 12/01/12)                             12/12 at 100.00     BBB (4)         1,138,020

        1,550   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00        Baa3         1,482,327
                 Medical Center, Series 2002, 5.500%, 5/15/32

        1,305   North Chicago, Illinois, General Obligation Bonds, Series 2005B,      11/15 at 100.00        Baa3         1,319,642
                 5.000%, 11/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,545   Total Illinois                                                                                            5,705,687
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.9%

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue          8/12 at 101.00        Baa1         2,049,740
                 Bonds, Riverview Hospital, Series 2002, 6.125%, 8/01/31

        1,210   Whitley County, Indiana, Solid Waste and Sewerage Disposal            11/10 at 102.00         N/R         1,252,786
                 Revenue Bonds, Steel Dynamics Inc., Series 1998,
                 7.250%, 11/01/18 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,210   Total Indiana                                                                                             3,302,526
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.0%

        1,295   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call         BBB         1,508,144
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

          145   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call     N/R (4)           179,527
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        1,440   Total Louisiana                                                                                           1,687,671
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 1.1%

        1,000   Maryland Energy Financing Administration, Revenue Bonds,               9/08 at 100.00         N/R           965,310
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 2.2%

          420   Massachusetts Development Finance Agency, Resource Recovery           12/09 at 102.00         BBB           434,620
                 Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
                 6.700%, 12/01/14 (Alternative Minimum Tax)

        1,500   Massachusetts Development Finance Agency, Revenue Bonds,               1/17 at 100.00         N/R         1,209,075
                 Boston Architectural College, Series 2006, 5.000%, 1/01/37 -
                 ACA Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$         270   Massachusetts Industrial Finance Agency, Resource Recovery            12/08 at 102.00         BBB       $   270,662
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,190   Total Massachusetts                                                                                       1,914,357
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.8%

        1,000   Delta County Economic Development Corporation, Michigan,               4/12 at 100.00         AAA         1,111,620
                 Environmental Improvement Revenue Refunding Bonds,
                 MeadWestvaco Corporation - Escanaba Paper Company,
                 Series 2002B, 6.450%, 4/15/23 (Pre-refunded 4/15/12)
                 (Alternative Minimum Tax)

        2,150   Michigan State Hospital Finance Authority, Hospital Revenue            7/08 at 100.00         Ba3         2,150,086
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

------------------------------------------------------------------------------------------------------------------------------------
        3,150   Total Michigan                                                                                            3,261,706
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.6%

          500   Glencoe, Minnesota, Health Care Facilities Revenue Bonds,              4/13 at 101.00         BBB           470,050
                 Glencoe Regional Health Services Project, Series 2005,
                 5.000%, 4/01/25
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 4.6%

        4,450   Missouri Environmental Improvement and Energy Resources               12/16 at 100.00         Aaa         3,883,026
                 Authority, Water Facility Revenue Bonds, Missouri-American
                 Water Company, Series 2006, 4.600%, 12/01/36 - AMBAC Insured
                 (Alternative Minimum Tax) (UB)
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 1.4%

        1,200   Montana Board of Investments, Exempt Facility Revenue Bonds,           7/10 at 101.00          B+         1,161,156
                 Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.2%

        1,000   Washington County, Nebraska, Wastewater Facilities Revenue            11/12 at 101.00           A         1,049,660
                 Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 5.9%

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00          AA         1,052,660
                 Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        3,815   Yates County Industrial Development Agency, New York,                  2/11 at 101.00         AAA         3,991,022
                 FHA-Insured Civic Facility Mortgage Revenue Bonds,
                 Soldiers and Sailors Memorial Hospital, Series 2000A,
                 6.000%, 2/01/41

------------------------------------------------------------------------------------------------------------------------------------
        4,815   Total New York                                                                                            5,043,682
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 4.4%

          520   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco          6/17 at 100.00         BBB           460,158
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 5.875%, 6/01/47

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands        8/16 at 100.00           A           943,010
                 Regional Medical Center Project, Series 2006, 5.250%, 8/15/46

        2,300   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00         N/R         2,309,085
                 Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,820   Total Ohio                                                                                                3,712,253
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.2%

        1,080   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00         AAA         1,271,182
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)

          605   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call        BBB-           614,136
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,685   Total Pennsylvania                                                                                        1,885,318
------------------------------------------------------------------------------------------------------------------------------------


                                       29

NMI
Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.6%

$         500   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00         BBB       $   482,905
                 Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 5.1%

        2,500   Greenville County School District, South Carolina, Installment        12/12 at 101.00         AA-         2,738,625
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/13

          475   Piedmont Municipal Power Agency, South Carolina, Electric                No Opt. Call    Baa1 (4)           591,964
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 -
                 FGIC Insured (ETM)

        1,000   Tobacco Settlement Revenue Management Authority,                       5/11 at 101.00         BBB         1,007,440
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
        3,975   Total South Carolina                                                                                      4,338,029
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 4.2%

        1,000   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00         Ba2         1,051,690
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of
                 East Tennessee Inc., Series 2002, 6.375%, 4/15/22

                Shelby County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                2002:
          375    6.500%, 9/01/26 (Pre-refunded 9/01/12)                                9/12 at 100.00         AAA           429,206
          625    6.500%, 9/01/26 (Pre-refunded 9/01/12)                                9/12 at 100.00         AAA           715,344

        1,500   Sumner County Health, Educational, and Housing Facilities Board,      11/17 at 100.00         N/R         1,394,895
                 Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                 System Inc., Series 2007, 5.500%, 11/01/37

------------------------------------------------------------------------------------------------------------------------------------
        3,500   Total Tennessee                                                                                           3,591,135
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 9.1%

        1,500   Cameron Education Finance Corporation, Texas, Charter School           8/16 at 100.00        BBB-         1,262,835
                 Revenue Bonds, Faith Family Academy Charter School,
                 Series 2006A, 5.250%, 8/15/36 - ACA Insured

        2,000   Gulf Coast Waste Disposal Authority, Texas, Sewerage and               4/12 at 100.00           A         2,005,420
                 Solid Waste Disposal Revenue Bonds, Anheuser Busch Company,
                 Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)

        2,000   Matagorda County Navigation District 1, Texas, Collateralized         10/13 at 101.00         AAA         2,008,000
                 Revenue Refunding Bonds, Houston Light and Power Company,
                 Series 1995, 4.000%, 10/15/15 - MBIA Insured

                Weslaco Health Facilities Development Corporation, Texas, Hospital
                Revenue Bonds, Knapp Medical Center, Series 2002:
        2,000    6.250%, 6/01/25                                                       6/12 at 100.00        BBB+         2,071,840
           50    6.250%, 6/01/32                                                       6/12 at 100.00        BBB+            51,206

        1,000   West Texas Independent School District, McLennan and Hill               8/13 at 51.84         AAA           395,520
                 Counties, General Obligation Refunding Bonds, Series 1998,
                 0.000%, 8/15/25

------------------------------------------------------------------------------------------------------------------------------------
        8,550   Total Texas                                                                                               7,794,821
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 3.0%

        2,545   Virgin Islands Public Finance Authority, Senior Lien Matching         10/14 at 100.00         BBB         2,571,112
                 Fund Loan Note, Series 2004A, 5.250%, 10/01/19
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 3.1%

        1,000   Chesterfield County Industrial Development Authority, Virginia,       11/10 at 102.00        Baa1         1,060,170
                 Pollution Control Revenue Bonds, Virginia Electric and Power
                 Company, Series 1987A, 5.875%, 6/01/17

        1,500   Mecklenburg County Industrial Development Authority, Virginia,        10/12 at 100.00        Baa1         1,569,690
                 Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002,
                 6.500%, 10/15/17 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Virginia                                                                                            2,629,860
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 0.5%

          500   Washington State Health Care Facilities Authority, Revenue Bonds,        No Opt. Call         N/R           467,025
                 Northwest Hospital and Medical Center of Seattle, Series 2007,
                 5.700%, 12/01/32
------------------------------------------------------------------------------------------------------------------------------------


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.4%

$       2,050   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00         BBB       $ 2,006,991
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.2%

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 100.00         BBB         1,026,320
                 Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
$      92,190   Total Investments (cost $84,691,910) - 101.7%                                                            86,742,844
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.9)%                                                                       (3,335,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      1,921,390
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $85,329,234
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No.140.


                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES
                                                      April 30, 2008 (Unaudited)
                                                                                                  MUNICIPAL VALUE  MUNICIPAL INCOME
                                                                                                            (NUV)             (NMI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,881,664,358 and $84,691,910, respectively)                          $1,945,646,420       $86,742,844
Cash                                                                                                           --         1,857,242
Receivables:
   Interest                                                                                            29,059,676         1,414,212
   Investments sold                                                                                     2,109,644           235,000
Other assets                                                                                              191,194             6,409
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  1,977,006,934        90,255,707
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                            429,521                --
Floating rate obligations                                                                              63,160,000         3,335,000
Payable for investments purchased                                                                              --         1,234,908
Accrued expenses:
   Management fees                                                                                        825,821            44,502
   Other                                                                                                  591,150            29,032
Dividends payable                                                                                       6,198,222           283,031
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                71,204,714         4,926,473
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $1,905,802,220       $85,329,234
====================================================================================================================================
Shares outstanding                                                                                    195,226,044         8,122,773
====================================================================================================================================
Net asset value per share outstanding                                                              $         9.76       $     10.50
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                   $    1,952,260       $    81,228
Paid-in surplus                                                                                     1,840,311,550        90,921,183
Undistributed (Over-distribution of) net investment income                                              2,754,643           366,588
Accumulated net realized gain (loss) from investments                                                  (3,198,295)       (8,090,699)
Net unrealized appreciation (depreciation) of investments                                              63,982,062         2,050,934
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $1,905,802,220       $85,329,234
====================================================================================================================================
Authorized shares                                                                                     350,000,000       200,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                     Six Months Ended April 30, 2008 (Unaudited)
                                                                                                  MUNICIPAL VALUE  MUNICIPAL INCOME
                                                                                                            (NUV)             (NMI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                    $ 51,818,725       $ 2,497,642
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                         5,002,336           272,061
Shareholders' servicing agent fees and expenses                                                           189,961            10,085
Interest expense on floating rate obligations                                                             387,897            47,218
Custodian's fees and expenses                                                                             189,995             8,334
Directors' fees and expenses                                                                               17,318             1,030
Professional fees                                                                                          47,754             5,778
Shareholders' reports - printing and mailing expenses                                                     120,166             9,582
Stock exchange listing fees                                                                                33,898             4,662
Investor relations expense                                                                                145,659             7,514
Other expenses                                                                                             15,426             4,106
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                              6,150,410           370,370
   Custodian fee credit                                                                                  (105,721)           (5,869)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                            6,044,689           364,501
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  45,774,036         2,133,141
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                              (3,182,708)         (143,431)
Change in net unrealized appreciation (depreciation) of investments                                   (61,530,667)       (2,102,704)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                               (64,713,375)       (2,246,135)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                $(18,939,339)      $  (112,994)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (Unaudited)
                                                                        MUNICIPAL VALUE (NUV)              MUNICIPAL INCOME (NMI)
                                                                  ------------------------------       -----------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                        4/30/08         10/31/07           4/30/08         10/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                            $   45,774,036   $   90,627,363       $ 2,133,141      $ 4,235,549
Net realized gain (loss) from investments                            (3,182,708)       5,254,534          (143,431)         194,438
Change in net unrealized appreciation (depreciation)
   of investments                                                   (61,530,667)     (51,494,937)       (2,102,704)      (2,487,916)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               (18,939,339)      44,386,960          (112,994)       1,942,071
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                          (45,983,204)     (91,397,947)       (2,046,036)      (4,153,499)
From accumulated net realized gains                                  (5,519,843)      (5,325,986)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders           (51,503,047)     (96,723,933)       (2,046,036)      (4,153,499)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                               1,710,059          907,357            64,144           30,572
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital share transactions                                         1,710,059          907,357            64,144           30,572
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                               (68,732,327)     (51,429,616)       (2,094,886)      (2,180,856)
Net assets at the beginning of period                             1,974,534,547    2,025,964,163        87,424,120       89,604,976
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                  $1,905,802,220   $1,974,534,547       $85,329,234      $87,424,120
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period                        $    2,754,643   $    2,963,811       $   366,588      $   279,483
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market quote provided by major broker/dealers in such investments. If it is determined that the market price for an investment is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2008, there were no such outstanding purchase commitments in either of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended April 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended April 30, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2008, were as follows:

                                                       MUNICIPAL       MUNICIPAL
                                                     VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Average floating rate obligations                    $27,748,352      $3,294,341
Average annual interest rate and fees                      2.81%           2.88%
================================================================================

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in shares were as follows:

                                                                   MUNICIPAL VALUE (NUV)    MUNICIPAL INCOME (NMI)
                                                                 -----------------------   -----------------------
                                                                 SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED
                                                                    4/30/08     10/31/07      4/30/08     10/31/07
------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions                             178,602       87,922        6,118        2,779
==================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2008, were as follows:

                                                                                            MUNICIPAL    MUNICIPAL
                                                                                          VALUE (NUV) INCOME (NMI)
------------------------------------------------------------------------------------------------------------------
Purchases                                                                                $168,911,076   $2,619,654
Sales and maturities                                                                      176,611,449    2,940,230
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investments transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2008, the cost of investments was as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Cost of investments                                $1,814,152,033    $81,258,731
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

                                                       MUNICIPAL      MUNICIPAL
                                                     VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $105,851,075     $3,885,114
   Depreciation                                      (37,516,531)    (1,737,298)
--------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                    $ 68,334,544     $2,147,816
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2007, the Funds' last tax year end, were as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $6,237,877      $529,435
Undistributed net ordinary income **                      333,473            --
Undistributed net long-term capital gains               5,504,256            --
================================================================================
* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2007, paid on November 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income              $91,261,636    $4,090,431
Distributions from net ordinary income **                 132,881        62,951
Distributions from net long-term capital gains          5,325,986            --
================================================================================
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2007, the Funds' last tax year end, Municipal Income (NMI) had unused capital loss carryforwards of $7,947,268 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $6,864,744, $916,759 and $165,765 of the carryforward will expire in the years ended October 31, 2011, 2012 and 2013, respectively.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), a specific fund-level component, based only on the amount of assets within each individual Fund, and for Municipal Value (NUV) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Municipal Value's (NUV) annual fund-level fee, payable monthly, at the rates set forth below, are based upon the average daily net assets of the Fund as follows:

                                                           MUNICIPAL VALUE (NUV)
AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .1500%
For the next $500 million                                                 .1250
For net assets over $1 billion                                            .1000
================================================================================

In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a "self-deposited inverse floater" trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:

                                                           MUNICIPAL VALUE (NUV)
GROSS INTEREST INCOME                                      GROSS INCOME FEE RATE
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

Municipal Income's (NMI) annual fund-level fee, payable monthly, at the rates set forth below, are based upon the average daily net assets of the Fund as follows:

                                                          MUNICIPAL INCOME (NMI)
AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee and Municipal Value's (NUV) gross interest income fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2008, the complex-level fee rate was .1855%.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. SUBSEQUENT EVENTS

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 2008, to shareholders of record on May 15, 2008, as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Dividend per share                                         $.0390         $.0420
================================================================================

Financial
HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

                                        Investment Operations                  Less Distributions
                                 ------------------------------------    ------------------------------
                                                       Net
                   Beginning            Net      Realized/                      Net
                   Net Asset     Investment     Unrealized               Investment   Capital
                       Value         Income     Gain (Loss)     Total        Income     Gains     Total
========================================================================================================
MUNICIPAL VALUE (NUV)
--------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)               $10.12           $.23          $(.32)     $(.09)        $(.24)    $(.03)    $(.27)
2007                   10.39            .46           (.23)       .23          (.47)     (.03)     (.50)
2006                   10.15            .47            .26        .73          (.47)     (.02)     (.49)
2005                   10.11            .47            .10        .57          (.47)     (.06)     (.53)
2004                    9.92            .48            .26        .74          (.49)     (.06)     (.55)
2003                    9.98            .49           (.01)       .48          (.50)     (.04)     (.54)
MUNICIPAL INCOME (NMI)
--------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                10.77            .26           (.28)      (.02)         (.25)       --      (.25)
2007                   11.04            .52           (.28)       .24          (.51)       --      (.51)
2006                   10.86            .53            .16        .69          (.51)       --      (.51)
2005                   10.76            .54            .09        .63          (.53)       --      (.53)
2004                   10.41            .56            .32        .88          (.53)       --      (.53)
2003                   10.61            .54           (.15)       .39          (.59)       --      (.59)
========================================================================================================
                                                           Total Returns
                                                       ----------------------
                             Ending                                 Based on
                                Net       Ending       Based on          Net
                              Asset       Market         Market        Asset
                              Value        Value          Value*       Value*
==============================================================================
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                      $ 9.76       $ 9.98           8.09%        (.95)%
2007                          10.12         9.49          (1.90)        2.22
2006                          10.39        10.16          11.51         7.40
2005                          10.15         9.58           8.25         5.73
2004                          10.11         9.36           9.01         7.77
2003                           9.92         9.12           3.66         4.90
MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                       10.50        10.50           2.54         (.15)
2007                          10.77        10.49           4.78         2.23
2006                          11.04        10.50           4.42         6.50
2005                          10.86        10.56          10.21         5.93
2004                          10.76        10.08          10.34         8.69
2003                          10.41         9.64           3.02         3.71
==============================================================================
                                                                   Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets               Ratios to Average Net Assets
                                               Before Credit/Refund                       After Credit/Refund**
                                      --------------------------------------     --------------------------------------
                           Ending
                              Net       Expenses      Expenses           Net       Expenses      Expenses           Net   Portfolio
                           Assets      Including     Excluding    Investment      Including     Excluding    Investment    Turnover
                             (000)    Interest(a)   Interest(a)       Income     Interest(a)   Interest(a)       Income        Rate
====================================================================================================================================
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                $1,905,802         .64%***      .60%***      4.75%***         .63%***       .59%***     4.76%***           9%
2007                    1,974,535         .62          .59          4.53             .61           .58         4.54              10
2006                    2,025,964         .59          .59          4.60             .59           .59         4.61               6
2005                    1,979,396         .60          .60          4.64             .60           .60         4.65               8
2004                    1,971,925         .62          .62          4.83             .61           .61         4.84              13
2003                    1,934,433         .64          .64          4.97             .64           .64         4.97              36
MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                    85,329         .86***       .75***       4.97***          .85***        .74***      4.98***            3
2007                       87,424         .86          .75          4.76             .84           .73         4.79               6
2006                       89,605         .76          .76          4.83             .73           .73         4.86               6
2005                       88,147         .78          .78          4.99             .77           .77         5.00               7
2004                       87,324         .82          .82          5.28             .81           .81         5.28              14
2003                       84,491        1.12         1.12          5.14            1.12          1.12         5.14              10
====================================================================================================================================

                            Floating Rate Obligations
                                at End of Period
                           --------------------------
                             Aggregate
                                Amount          Asset
                           Outstanding       Coverage
                                  (000)    Per $1,000
=====================================================
MUNICIPAL VALUE (NUV)
-----------------------------------------------------
Year Ended 10/31:
2008(b)                        $63,160        $31,174
2007                            23,150         86,293
2006                                --             --
2005                                --             --
2004                                --             --
2003                                --             --
MUNICIPAL INCOME (NMI)
-----------------------------------------------------
Year Ended 10/31:
2008(b)                          3,335         26,586
2007                             2,965         30,485
2006                                --             --
2005                                --             --
2004                                --             --
2003                                --             --
=====================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and legal fee refund, where applicable.

***  Annualized.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.

                                  42-43 spread

Reinvest Automatically
 EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT



[] AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

[] AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Modified duration is a formula that expresses the measurable change in the value of a security in response to a change in interest rates.

[] MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

[] NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.



BOARD OF DIRECTORS
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $153 billion in assets, as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:          www.nuveen.com/etf

                                           Share prices
                                           Fund details
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                                           Investor education
                                           Interactive planning tools


                                                                     ESA-A-0408D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 9, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2008
    -------------------------------------------------------------------